SEGMENT REPORTING - Operating Financial Results With Reconciliation (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Nov. 20, 2024	Jun. 30, 2022	Dec. 31, 2024	Dec. 31, 2023
SEGMENT REPORTING
Revenues, net of discounts			$ 463,633	$ 463,630
Less: Significant and other segment expenses
Cost of goods sold			286,952	261,188
Impairment of goodwill and other assets			118,113	6,320
Depreciation and amortization			48,061	51,364
Acquisition and transaction costs			4,358	4,080
Fair value gain on financial liabilities			0	(23,023)
Loss on the extinguishment of debt			79,172	0
Loss on sale of assets	$ 6,694	$ (2,862)	3,665	91
Interest expense, net			78,258	39,403
Interest income			(323)	(743)
Other income, net			(2,671)	(7,094)
Income tax expense			43,274	47,391
Discontinued operations			0	186,353
Net loss noncontrolling interest			$ (362,360)	$ (279,500)
Description of Other Segment Items			Other segment items included in segment net loss primarily consist of third-party fees, regulatory costs, office and administrative expenses, software, insurance, and security costs.	Other segment items included in segment net loss primarily consist of third-party fees, regulatory costs, office and administrative expenses, software, insurance, and security costs.
Single reportable segment
SEGMENT REPORTING
Revenues, net of discounts			$ 463,633	$ 463,630
Less: Significant and other segment expenses
Cost of goods sold			286,952	261,188
Employee expenses			73,992	79,836
Lease expenses			23,798	21,940
Advertising expense			6,142	5,580
Stock-based compensation			17,982	16,412
Other segment items			45,220	54,032
Impairment of goodwill and other assets			118,113	6,320
Depreciation and amortization			48,061	51,364
Acquisition and transaction costs			4,358	4,080
Fair value gain on financial liabilities				(23,023)
Loss on the extinguishment of debt			79,172
Loss on sale of assets			3,665	91
Interest expense, net			78,258	39,403
Interest income			(323)	(743)
Other income, net			(2,671)	(7,094)
Income tax expense			43,274	47,391
Discontinued operations				186,353
Net loss noncontrolling interest			$ (362,360)	$ (279,500)